Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 685,362	$ 853,626
Bank deposits	346,663	437,598
Restricted deposits	60	148
Trade receivables	6,342	3,422
Other receivables	6,491	5,902
Inventory	19,400	11,199
Total current assets	1,064,318	1,311,895
Restricted deposits	850	501
Bank deposits		64,371
Investment in securities	114,984
Deferred tax	115	1,007
Other receivables	809
Property plant and equipment, net	5,843	7,690
Right of use assets	16,539	4,491
Intangible assets
Total non-current assets	139,140	78,060
Total assets	1,203,458	1,389,955
Liabilities
Trade payables	3,722	2,833
Financial derivatives and deferred consideration	8,798	14,910
Other payables	24,150	13,836
Current portion of other long-term liability	363	417
Total current liabilities	37,033	31,996
Liability in respect of government grants	1,492	1,560
Employee benefits	1,462	4,145
Liability in respect of warrants	69	3,347
Lease liability	12,374	3,336
Deferred tax liabilities		236
Loan from banks	736	1,104
Total non-current liabilities	16,133	13,728
Total liabilities	53,166	45,724
Equity
Non-controlling interests	767	875
Share capital	388,406	386,665
Share premium and capital reserves	1,296,194	1,266,027
Treasury shares	(1,509)	(1,509)
Foreign currency translation reserve	583	1,407
Remeasurement of net defined benefit liability (IAS 19)	2,508
Accumulated loss	(536,657)	(309,234)
Equity attributable to owners of the Company	1,149,525	1,343,356
Total equity	1,150,292	1,344,231
Total liabilities and equity	$ 1,203,458	$ 1,389,955